N-2	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001870833
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	RiverNorth Managed Duration Municipal Income Fund II, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Dec. 31, 2023